Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Financial Information of VIEs and Subsidiaries Reported in Consolidated Financial Statements

The following financial information of the Company's VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	142,502	419,970
Restricted cash	24,653	170
Prepaid expenses and other current assets	43,628	175,002
Total current assets	210,783	595,142
Property and equipment, net	41,486	80,919
Right-of-use asset	53,875	110,939
Other non-current assets	9,804	30,475
Total non-current assets	105,165	222,333
Total assets	315,948	817,475

Short-term borrowings	9,000	-
Accrued expenses and other current liabilities	151,413	213,481
Deferred revenue, current	224,092	571,827
Operating lease liabilities, current	28,179	46,835
Total current liabilities	412,684	832,143
Operating lease liabilities, non-current	18,325	56,427
Deferred revenue, non-current	652	1,982
Total non-current liabilities	18,977	58,409
Total liabilities	431,661	890,552

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	97,009	362,282	1,229,126
Net (loss) income	(45,056)	(99,973)	301,096
Net cash generated from operating activities	31,728	159,753	347,773
Net cash used in investing activities	(7,126)	(38,396)	(85,788)
Net cash generated from (used in) financing activities	—	9,000	(9,000)

Schedule of Property and Equipment Estimated Useful Life

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Summary of Contract and Refund Liabilities Arising from Contract with Customers

The following table provides information about the Group's contract and refund liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group's business growth.

	As of December 31,
	2019	2020
	RMB	RMB
Deferred revenue-current	243,521	596,307
Deferred revenue-non current	652	1,982
Refund liabilities	5,907	22,869

Schedule of Disaggregated Revenue by Types	The following table provides information about disaggregated revenue by types:
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online K-12 tutoring services	93,883	359,568	1,218,564
Other educational services	216,823	46,677	75,807
Total net revenues	310,706	406,245	1,294,371